Intangibles - Changes in Intangibles (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in intangibles
Balance at beginning of year	$ 7,962	$ 8,493
Additions	478	862
Disposals	(17)	(29)
Amortization	(307)	(236)
Impairment (note 20)	(123)
Acquisition of subsidiary	728
Translation adjustment	(222)	(1,128)
Balance at end of year	8,499	7,962
Goodwill
Changes in intangibles
Balance at beginning of year	3,653	4,110
Translation adjustment	(24)	(457)
Balance at end of year	3,629	3,653
Concessions
Changes in intangibles
Balance at beginning of year	4,061	4,002
Additions	439	855
Disposals	(17)	(27)
Amortization	(239)	(135)
Impairment (note 20)	(112)
Acquisition of subsidiary	3
Translation adjustment	(165)	(634)
Balance at end of year	3,970	4,061
Contract right
Changes in intangibles
Balance at beginning of year	137	152
Amortization	(2)	(2)
Translation adjustment	5	(13)
Balance at end of year	140	137
Software
Changes in intangibles
Balance at beginning of year	111	229
Additions	39	7
Disposals		(2)
Amortization	(66)	(99)
Impairment (note 20)	(11)
Acquisition of subsidiary	1
Translation adjustment	2	(24)
Balance at end of year	76	111
Research and development project and patents
Changes in intangibles
Acquisition of subsidiary	724
Translation adjustment	(40)
Balance at end of year	684
Carrying amount
Changes in intangibles
Balance at beginning of year	9,820
Balance at end of year	10,539	9,820
Carrying amount | Goodwill
Changes in intangibles
Balance at beginning of year	3,653
Balance at end of year	3,629	3,653
Carrying amount | Concessions
Changes in intangibles
Balance at beginning of year	5,043
Balance at end of year	5,090	5,043
Carrying amount | Contract right
Changes in intangibles
Balance at beginning of year	201
Balance at end of year	248	201
Carrying amount | Software
Changes in intangibles
Balance at beginning of year	923
Balance at end of year	888	923
Carrying amount | Research and development project and patents
Changes in intangibles
Balance at end of year	684
Accumulated amortization
Changes in intangibles
Balance at beginning of year	(1,858)
Balance at end of year	(2,040)	(1,858)
Accumulated amortization | Concessions
Changes in intangibles
Balance at beginning of year	(982)
Balance at end of year	(1,120)	(982)
Accumulated amortization | Contract right
Changes in intangibles
Balance at beginning of year	(64)
Balance at end of year	(108)	(64)
Accumulated amortization | Software
Changes in intangibles
Balance at beginning of year	(812)
Balance at end of year	$ (812)	$ (812)